                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-08231
                                                     -------------------

                     Spirit of America Investment Fund, Inc.
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11797-9006
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
            --------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code:  (516) 390-5565
                                                           ---------------

                       Date of fiscal year end:  October 31
                                                -----------

                   Date of reporting period:  October 31, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC]

[SPIRIT OF AMERICA LOGO]

ANNUAL REPORT
2005

SPIRIT OF AMERICA
REAL ESTATE FUND

Message To Our Shareholders                                                    1

Management Discussion                                                          2

Summary of Portfolio Holdings                                                  2

Illustration of Investments                                                    3

Disclosure of Fund Expenses                                                    4

Schedule of Investments                                                      5-6

Statement of Assets and Liabilities                                            7

Statement of Operations                                                        8

Statement of Changes in Net Assets                                             9

Financial Highlights                                                       10-11

Notes to Financial Statements                                              12-14

Report of Independent Certified Public Accountants                            15

Management of the Company                                                     16

[PHOTO]

                           Message to our Shareholders

                                                                   December 2005


Dear Shareholder,

We are pleased to send you the annual report of the Spirit of America Real Estate Fund.

Our objective continues to be investment in undervalued Real Estate Investment Trusts. We believe that equity REITs should benefit from a growing, vigorous economy. Occupancy rates, rents and cash flow in office, industrial and shopping center REITs, may benefit under these conditions. Apartment REIT prices, may benefit from slower single family home demand and higher interest rates.

While we believe that REIT values should increase, you should be aware that REITs are subject to the usual risks associated with owning real estate. Property values may be adversely affected by civil unrest, economic, environmental or other factors. Additionally, changes in interest rates may negatively impact the value of investors' shares. An investor's shares, when redeemed, may be worth more or less than their original cost. Please also note that past performance is no guarantee of future results.

Thank you for your continued support of our fund's strategic investment philosophy. We look forward to a profitable and successful year.

     Sincerely,


     David Lerner, President                  Ronald W. Weiss, Portfolio Manager


Prospective investors should consider the investment objectives, risks and charges and expenses of the fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The fund's prospectus contains this and other information about the fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

SPIRIT OF AMERICA REAL ESTATE FUND - MANAGEMENT DISCUSSION - OCTOBER 31, 2005

     Comparing the Real Estate fund with our benchmark, the Morgan Stanley Real Estate Index ("RMS"), showed that during the quarter 8/1/05 to 10/31/05, the Class A shares, (SOAAX), returned -11.68 (adjusted for the maximum sales load) and the RMS returned -5.60%. For the year ended October 31, 2005, the Class A shares returned 3.88% (sales load adjusted) and Class B shares returned 2.57% (CDSC fee adjusted) versus 17.53% for the RMS. The returns for the Class A and Class B shares, excluding sales load or CDSC fee, would have been -6.82% and -6.99%, respectively, versus the RMS -5.60% for the quarter ended October 31, 2005, and 9.59% and 8.83%, respectively, versus the RMS 17.53% for the fiscal year ended October 31, 2005.

     Although REIT prices are affected in the short term by increases in interest rates and fixed income yields, REIT Properties continue to show higher occupancies and generate higher cash flow.

Spirit of America Real Estate Fund
Summary of Portfolio Holdings (unaudited)
 October 31, 2005

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

SECTOR DIVERSIFICATION (% OF MARKET VALUE)

Apartments (REITS)                                      16.41%   $  33,270,805
Diversified (REITS)                                     12.80%      25,959,102
Healthcare (REITS)                                      13.93%      28,248,959
Industrial (REITS)                                       5.28%      10,711,050
Net Lease (REITS)                                        7.16%      14,521,217
Office Space (REITS)                                    14.50%      29,396,478
Regional Malls (REITS)                                  13.25%      26,861,562
Shopping Centers (REITS)                                14.84%      30,084,366
Storage (REITS)                                          1.83%       3,706,165
                                                ------------------------------
    Total Investments                                  100.00%   $ 202,759,704
                                                ==============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA REAL ESTATE FUND - CLASS A
ILLUSTRATION OF $10,000 INVESTMENT
(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Fund - Class A with the performance of the Morgan Stanley REIT Index. The values and returns for the Spirit of America Real Estate Fund - Class A include reinvested dividends, and the impact of the maximum sales charge of 5.25% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[CHART]

              SPIRIT OF
              AMERICA
              REAL            MORGAN
              ESTATE          STANLEY
              FUND -          REIT
              CLASS A*        INDEX
              ------------------------
01/09/98           9,479        10,000
10/31/98           8,362         8,468
10/31/99           7,828         7,938
10/31/00           8,480         9,382
10/31/01          10,718        10,626
10/31/02          11,604        11,336
10/31/03          15,094        15,186
10/31/04          18,719        19,663
10/31/05          20,515        23,131

               **CLASS A

Average Annual Total Returns
Periods Ended October 31, 2005

1 Year                   3.88%
5 Year                  18.03%
Since Inception          9.63%*

*Fund commenced operations January 9, 1998.

          The Morgan Stanley REIT Index is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

INFORMATION FOR CHART
CALCULATION OF MORGAN STANLEY REIT INDEX DATA SET PLOT POINTS:

                                             MORGAN STANLEY REIT INDEX
                                        RETURN                   DOLLAR VALUE
                                      ---------------------------------------
01/09/98                                                               10,000
10/31/98                                 -15.324%       (1,532)         8,468
10/31/99                                 -20.624%       (2,062)         7,938
10/31/00                                  -6.180%         (618)         9,382
10/31/01                                   6.255%          626         10,626
10/31/02                                  13.360%        1,336         11,336
10/31/03                                  51.857%        5,186         15,186
10/31/04                                  96.625%        9,663         19,663
10/31/05                                 131.305%       13,131         23,131

SPIRIT OF AMERICA REAL ESTATE FUND - CLASS B
ILLUSTRATION OF INVESTMENT
(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Fund - Class B with the performance of the Morgan Stanley REIT Index. The values and returns for the Spirit of America Real Estate Fund - Class B include reinvested dividends, and the impact of the contingent deferred sales charge at redemption. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[CHART]

              SPIRIT OF
              AMERICA
              REAL            MORGAN
              ESTATE          STANLEY
              FUND -          REIT
              CLASS B*        INDEX
              ------------------------
03/06/98          10,000        10,000
10/31/98           8,592         8,655
10/31/99           7,983         8,113
10/31/00           8,599         9,589
10/31/01          10,797        10,860
10/31/02          11,616        11,586
10/31/03          14,997        15,521
10/31/04          18,466        20,097
10/31/05          20,095        23,641

Average Annual Total Returns
Periods Ended October 31, 2005

1 Year                   2.57%
5 Year                  17.11%
Since Inception          9.54%*

*Effective March 6, 1998, the Fund began offering Class B shares.

          The Morgan Stanley REIT Index is an unmanaged index and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

CHART INFORMATION
CALCULATION OF MORGAN STANLEY REIT INDEX DATA SET PLOT POINTS:

                                             MORGAN STANLEY REIT INDEX
                                        RETURN                   DOLLAR VALUE
                                      ---------------------------------------
03/06/98                                                              10,000
10/31/98                                 -13.455%       (1,346)        8,655
10/31/99                                 -18.872%       (1,887)        8,113
10/31/00                                  -4.109%         (411)        9,589
10/31/01                                   8.601%          860        10,860
10/31/02                                  15.862%        1,586        11,586
10/31/03                                  55.208%        5,521        15,521
10/31/04                                 100.965%       10,097        20,097
10/31/05                                 136.411%       13,641        23,641

SPIRIT OF AMERICA REAL ESTATE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD (MAY 1, 2005 TO OCTOBER 31, 2005)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

                                        BEGINNING                                           EXPENSES
                                      ACCOUNT VALUE   ENDING ACCOUNT   EXPENSE RATIO      PAID DURING
                                         05/01/05     VALUE 10/31/05        (1)            PERIOD (2)
---------------------------------------------------------------------------------------------------------
SPIRIT OF AMERICA REAL ESTATE FUND
ACTUAL FUND RETURN
Class A                              $     1,000.00   $     1,062.70             1.70%   $         8.84
Class B                              $     1,000.00   $     1,059.10             2.40%   $        12.46

HYPOTHETICAL 5% RETURN
Class A                              $     1,000.00   $     1,016.64             1.70%   $         8.64
Class B                              $     1,000.00   $     1,013.11             2.40%   $        12.18

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1) Annualized, based on the Portfolio's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                                   SHARES       MARKET VALUE
                                                                   ------       ------------
COMMON STOCKS - 99.06%
APARTMENTS (REITS) - 16.27%
Amli Residential Properties Trust                                    127,000   $   4,806,950
Apartment Investment & Management Company                            214,200       8,225,280
Associated Estates Realty Corporation                                422,500       3,853,200
Mid-America Apartment Communities, Inc.                              198,500       9,260,025
Post Properties, Inc.                                                138,300       5,642,640
United Dominion Realty Trust, Inc.                                    67,000       1,482,710
                                                                               -------------
                                                                                  33,270,805
                                                                               -------------
DIVERSIFIED (REITS) - 12.7%
BNP Residential Properties, Inc.                                     130,900       1,907,213
Colonial Properties Trust                                            162,923       7,121,364
Crescent Real Estate Equities Company                                374,500       7,471,275
Duke Realty Corporation                                                4,000         136,400
Equity Inns Inc.                                                      21,000         273,840
FrontLine Capital Group ++*                                              640               -
Hospitality Properties Trust                                          91,200       3,620,640
Host Marriott Corporation                                             58,000         973,820
Liberty Property Trust                                                14,500         604,505
PMC Commerical Trust                                                   2,400          30,480
Sunstone Hotel Investors Inc                                          12,500         280,000
Trustreet Properties, Inc.                                           235,500       3,539,565
                                                                               -------------
                                                                                  25,959,102
                                                                               -------------
HEALTHCARE (REITS) - 13.81%
Five Star Quality Care, Inc. *                                         1,353           9,119
Health Care Property Investors, Inc.                                 221,500       5,637,175
Health Care REIT, Inc.                                               178,600       6,293,864
Healthcare Realty Trust, Inc.                                        124,800       4,722,432
National Health Investors, Inc.                                       76,200       2,045,970
Nationwide Health Properties, Inc.                                   360,400       8,357,676
National Health Realty, Inc.                                          53,600       1,024,296
OMEGA Healthcare Investors, Inc.                                       9,000         110,610
Senior Housing Properties Trust                                        2,700          47,817
                                                                               -------------
                                                                                  28,248,959
                                                                               -------------
INDUSTRIAL (REITS) - 5.24%
Bedford Property Investors, Inc.                                      13,000         291,850
Brandywine Realty Trust                                               16,000         438,400
First Industrial Realty Trust, Inc.                                  245,651       9,980,800
                                                                               -------------
                                                                                  10,711,050
                                                                               -------------
INTERNET CONTENT - 0.00%
VelocityHSI, Inc. +*                                                   1,260               -
                                                                               -------------
NET LEASE (REITS) - 7.02%
Commercial Net Lease Realty                                          345,216       6,690,286
Lexington Corporate Properties Trust                                 351,900       7,664,382
                                                                               -------------
                                                                                  14,354,668
                                                                               -------------
OFFICE SPACE (REITS) - 14.37%
Arden Realty, Inc.                                                   107,100       4,834,494
Equity Office Properties Trust                                        52,200       1,607,760
Glenborough Realty Trust, Inc.                                       217,100       4,153,123
Highwoods Properties, Inc.                                           221,500       6,248,515
HRPT Properties Trust                                                750,100       8,183,591
Mack-Cali Realty Corporation                                          63,100       2,691,215
Reckson Associates Realty Corporation                                 47,800       1,677,780
                                                                               -------------
                                                                                  29,396,478
                                                                               -------------

               SEE ACCOMPANYING NOTES TO THE FNANCIAL STATEMENTS.

                                                                   SHARES       MARKET VALUE
                                                                   ------       ------------
REGIONAL MALLS (REITS) - 13.13%
Glimcher Realty Trust                                                347,050       7,971,739
The Macerich Company                                                  82,200       5,282,994
The Mills Corporation                                                 69,700       3,728,950
Pennsylvania Real Estate Investment Trust                            243,694       9,382,219
Simon Property Group, Inc.                                             6,000         429,720
Taubman Centers, Inc.                                                  2,000          65,940
                                                                               -------------
                                                                                  26,861,562
                                                                               -------------
SHOPPING CENTERS (REITS) - 14.71%
Burnham Pacific Properties, Inc. *                                    11,000           1,595
Developers Diversified Realty Corporation                            154,104       6,731,263
Equity One, Inc.                                                     139,500       3,271,275
Federal Realty Investment Trust                                       77,600       4,706,440
Heritage Property Investment Trust                                    76,300       2,487,380
Kimco Realty Corporation                                              24,000         710,880
Malan Realty Investors, Inc. *                                         5,000          15,950
New Plan Excel Realty Trust                                          261,910       6,021,311
Ramco-Gershenson Properties Trust                                    198,800       5,514,712
Realty Income Corporation                                             28,000         623,560
                                                                               -------------
                                                                                  30,084,366
                                                                               -------------
STORAGE (REITS) - 1.81%
Shurgard Storage Centers, Inc., Cl A                                   4,000         225,720
Sovran Self Storage, Inc.                                             74,800       3,480,445
                                                                               -------------
                                                                                   3,706,165
                                                                               -------------
TOTAL COMMON STOCKS
(Cost $135,628,702)                                                              202,593,155
                                                                               -------------
PREFERRED STOCKS - 0.08%
NET LEASE (REITS) - 0.08%
Commercial Net Lease Realty 9% Series A
(Cost $152,677)                                                        6,352         166,549
                                                                               -------------
TOTAL INVESTMENTS - 99.14%
(Cost $135,781,379**)                                                            202,759,704

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.86%                                   1,588,418
                                                                               -------------

NET ASSETS - 100.00%                                                           $ 204,348,122
                                                                               =============

+ Company filed for Chapter 11 bankruptcy on August 14, 2001.
++ Company filed for Chapter 11 bankruptcy on June 12, 2002.
* Non-income producing security
** Cost for Federal income tax purposes is $135,781,379, and net unrealized appreciation consists of:

                                     Gross unrealized appreciation             $  67,194,441
                                     Gross unrealized depreciation                  (216,116)
                                                                               -------------
                                     Net unrealized appreciation               $  66,978,325
                                                                               =============

               SEE ACCOMPANYING NOTES TO THE FNANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
     Investments in securities at value (cost $135,781,379) (Note 1)   $  202,759,704
     Cash                                                                   1,378,418
     Receivables:
        Capital stock sold                                                    392,408
        Dividends and interest                                                928,044
     Prepaid assets                                                            33,621
                                                                       --------------
                    TOTAL ASSETS                                          205,492,195
                                                                       --------------

LIABILITIES
     Payables:
        Capital stock redeemed                                                769,406
     Advisory fees                                                            164,766
     Distribution expenses (Note 3)                                            57,837
     CCO salary                                                                 1,380
     Other accrued expenses                                                   150,684
                                                                       --------------
                    TOTAL LIABILITIES                                       1,144,073
                                                                       --------------

NET ASSETS                                                             $  204,348,122
                                                                       ==============
CLASS A SHARES
        Net assets applicable to 14,313,262 outstanding $0.001
           par value shares (500,000,000 authorized shares)            $  192,751,100
                                                                       ==============
        Net asset value and redemption price per Class A Share
           ($192,751,100 DIVIDED BY 14,313,262 shares)                 $        13.47
                                                                       ==============
        Offering price per share ($13.47 DIVIDED BY 0.9475)            $        14.22
                                                                       ==============

CLASS B SHARES
        Net assets applicable to 847,136 outstanding $0.001
           par value shares (500,000,000 authorized shares)            $   11,597,022
                                                                       ==============
        Net asset value and offering price per Class B Share
           ($11,597,022 DIVIDED BY 847,136 shares)                     $        13.69
                                                                       ==============
        Redemption price per share ($13.69 x 0.9425)                   $        12.90
                                                                       ==============

SOURCE OF NET ASSETS
     At October 31, 2005, net assets consisted of:
     Paid-in capital                                                   $  137,369,797
     Net unrealized appreciation on investments                            66,978,325
                                                                       --------------
             NET ASSETS                                                $  204,348,122
                                                                       ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SPIRIT OF AMERICA REAL ESTATE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
   Dividends                                                             $  6,732,216
   Interest                                                                    21,725
                                                                         ------------
                 TOTAL INVESTMENT INCOME                                    6,753,941
                                                                         ------------

EXPENSES
   Investment advisory fees (Note 3)                                        1,935,087
   Transfer agent fees                                                        357,000
   Administration fees                                                        174,747
   Distribution fees - Class A (Note 3)                                       561,598
   Distribution fees - Class B (Note 3)                                       122,941
   Accounting fees                                                            103,249
   Registration fees                                                           16,133
   Legal fees                                                                  33,277
   Custodian fees                                                              34,000
   Printing expense                                                            41,632
   Auditing fees                                                               11,200
   Directors' fees                                                             18,068
   Insurance expense                                                           70,482
   Chief Compliance Officer salary                                             20,141
   Other professional fees                                                      1,855
                                                                         ------------
             TOTAL EXPENSES                                                 3,501,410
                                                                         ------------
             NET INVESTMENT INCOME                                          3,252,531
                                                                         ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions and REITs                  5,229,335
    Net change in unrealized appreciation of investments                    9,404,152
                                                                         ------------
           Net realized and unrealized gain on investments                 14,633,487
                                                                         ------------

           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 17,886,018
                                                                         ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SPIRIT OF AMERICA REAL ESTATE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR        FOR THE YEAR
                                                                                   ENDED               ENDED
                                                                             OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                             ----------------    ----------------
OPERATIONS
      Net investment income                                                  $      3,252,531    $      2,801,965
      Net realized gain from security transactions and REITs                        5,229,335           3,898,635
      Net change in unrealized appreciation of investments                          9,404,152          29,931,164
                                                                             ----------------    ----------------
            Net increase in net assets                                             17,886,018          36,631,764
                                                                             ----------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income:
            Class A                                                                (3,128,824)         (2,677,345)
            Class B                                                                  (123,707)           (124,620)
                                                                             ----------------    ----------------
            Total distributions from net investment income to shareholders         (3,252,531)         (2,801,965)
                                                                             ----------------    ----------------
  Distributions from realized gains:
            Class A                                                                (4,913,780)         (3,622,978)
            Class B                                                                  (315,555)           (275,657)
                                                                             ----------------    ----------------
            Total distributions from realized gains to shareholders                (5,229,335)         (3,898,635)
                                                                             ----------------    ----------------
  Return of capital:
            Class A                                                                (1,090,633)         (1,778,504)
            Class B                                                                   (69,170)           (135,334)
                                                                             ----------------    ----------------
            Total distributions from net return of capital to shareholders         (1,159,803)         (1,913,838)
                                                                             ----------------    ----------------
  Total distributions to shareholders                                              (9,641,669)         (8,614,438)
                                                                             ----------------    ----------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
  Shares sold:
            Class A                                                                42,537,250          46,452,906
            Class B                                                                 1,189,354           1,179,721
  Shares issued as reinvestment of distributions:
            Class A                                                                 7,045,854           5,958,372
            Class B                                                                   403,591             409,003
  Shares redeemed:
            Class A                                                               (42,701,246)        (37,742,572)
            Class B                                                                (3,067,261)         (2,971,538)
                                                                             ----------------    ----------------
  Increase in net assets derived from capital share transactions (a)                5,407,542          13,285,892
                                                                             ----------------    ----------------
            Total increase in net assets                                           13,651,891          41,303,218

NET ASSETS
  Beginning of period                                                             190,696,231         149,393,013
                                                                             ----------------    ----------------
  End of period                                                              $    204,348,122    $    190,696,231
                                                                             ================    ================
  (a) Transactions in capital stock were:
   Shares sold:
            Class A                                                                 3,174,063           3,890,658
            Class B                                                                    86,208              97,641
   Shares issued as reinvestment of dividends:
            Class A                                                                   524,479             494,187
            Class B                                                                    29,571              33,399
   Shares redeemed:
            Class A                                                                (3,194,930)         (3,148,460)
            Class B                                                                  (229,089)           (249,433)
                                                                             ----------------    ----------------
  Increase in shares outstanding                                                      390,302           1,117,992
                                                                             ================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

                                                               CLASS A            CLASS A             CLASS A
                                                          ----------------    ----------------    ----------------
                                                               FOR THE            FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2005    OCTOBER 31, 2004    OCTOBER 31, 2003
                                                          ----------------    ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          12.90    $          10.93    $           8.96
                                                          ----------------    ----------------    ----------------
Income from Investment Operations:
   Net investment income                                              0.22                0.20                0.30
   Net realized and unrealized gain on investments                    1.00                2.37                2.30
                                                          ----------------    ----------------    ----------------
         Total from investment operations                             1.22                2.57                2.60
                                                          ----------------    ----------------    ----------------
Less Distributions:
   Distributions from net investment income                          (0.22)              (0.20)              (0.30)
   Distributions from capital gains                                  (0.35)              (0.27)              (0.09)
   Distributions in excess of ordinary income                            -                   -                   -
   Distributions from return of capital                              (0.08)              (0.13)              (0.24)
                                                          ----------------    ----------------    ----------------
         Total distributions                                         (0.65)              (0.60)              (0.63)
                                                          ----------------    ----------------    ----------------

NET ASSET VALUE, END OF PERIOD                            $          13.47    $          12.90    $          10.93
                                                          ================    ================    ================

TOTAL RETURN(1)                                                       9.59%              24.02%              30.07%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                        $        192,751    $        178,104    $        137,410
   Ratio of expenses to average net assets:
      Before expense reimbursement or recapture                       1.71%               1.77%               1.80%
      After expense reimbursement or recapture                        1.71%               1.83%               1.97%
   Ratio of net investment income to average net assets:
      Before expense reimbursement or recapture                       1.67%               1.75%               3.18%
      After expense reimbursement or recapture                        1.67%               1.69%               3.01%
   Portfolio Turnover                                                 1.02%               4.17%               1.52%

                                                               CLASS A             CLASS A
                                                          ----------------    ----------------
                                                               FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2002    OCTOBER 31, 2001
                                                          ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           8.84    $           7.41
                                                          ----------------    ----------------
Income from Investment Operations:
   Net investment income                                              0.40                0.31
   Net realized and unrealized gain on investments                    0.36                1.63
                                                          ----------------    ----------------
         Total from investment operations                             0.76                1.94
                                                          ----------------    ----------------
Less Distributions:
   Distributions from net investment income                          (0.40)              (0.31)
   Distributions from capital gains                                  (0.12)                  -
   Distributions in excess of ordinary income                        (0.01)                  -
   Distributions from return of capital                              (0.11)              (0.20)
                                                          ----------------    ----------------
         Total distributions                                         (0.64)              (0.51)
                                                          ----------------    ----------------

NET ASSET VALUE, END OF PERIOD                            $           8.96    $           8.84
                                                          ================    ================

TOTAL RETURN(1)                                                       8.26%              26.40%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                        $         85,915    $         48,016
   Ratio of expenses to average net assets:
      Before expense reimbursement or recapture                       1.93%               2.29%
      After expense reimbursement or recapture                        1.97%               1.97%
   Ratio of net investment income to average net assets:
      Before expense reimbursement or recapture                       4.04%               4.12%
      After expense reimbursement or recapture                        4.00%               4.44%
   Portfolio Turnover                                                 1.25%              12.04%

(1)  Calculation does not reflect sales load.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

                                                               CLASS B             CLASS B             CLASS B
                                                          ----------------    ----------------    ----------------
                                                               FOR THE             FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2005    OCTOBER 31, 2004    OCTOBER 31, 2003
                                                          ----------------    ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          13.11    $          11.11    $           9.11
                                                          ----------------    ----------------    ----------------
Income from Investment Operations:
   Net investment income                                              0.15                0.12                0.26
   Net realized and unrealized gain on investments                    1.01                2.40                2.30
                                                          ----------------    ----------------    ----------------
         Total from investment operations                             1.16                2.52                2.56
                                                          ----------------    ----------------    ----------------
Less Distributions:
   Distributions from net investment income                          (0.15)              (0.12)              (0.26)
   Distributions from capital gains                                  (0.35)              (0.27)              (0.09)
   Distributions in excess of ordinary income                            -                   -                   -
   Distributions from return of capital                              (0.08)              (0.13)              (0.21)
                                                          ----------------    ----------------    ----------------
      Total distributions                                            (0.58)              (0.52)              (0.56)
                                                          ----------------    ----------------    ----------------

NET ASSET VALUE, END OF PERIOD                            $          13.69    $          13.11    $          11.11
                                                          ================    ================    ================

TOTAL RETURN(1)                                                       8.83%              23.13%              28.43%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                        $         11,597    $         12,592    $         11,983
   Ratio of expenses to average net assets:
       Before expense reimbursement or recapture                      2.41%               2.47%               2.50%
       After expense reimbursement or recapture                       2.41%               2.53%               2.67%
   Ratio of net investment income to average net assets:
       Before expense reimbursement or recapture                      0.97%               1.05%               2.48%
       After expense reimbursement or recapture                       0.97%               0.99%               2.31%
   Portfolio turnover                                                 1.02%               4.17%               1.52%

                                                               CLASS B             CLASS B
                                                          ----------------    ----------------
                                                               FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2002    OCTOBER 31, 2001
                                                          ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           8.98    $           7.53
                                                          ----------------    ----------------
Income from Investment Operations:
   Net investment income                                              0.35                0.28
   Net realized and unrealized gain on investments                    0.36                1.63
                                                          ----------------    ----------------
         Total from investment operations                             0.71                1.91
                                                          ----------------    ----------------
Less Distributions:
   Distributions from net investment income                          (0.34)              (0.28)
   Distributions from capital gains                                  (0.12)                  -
   Distributions in excess of ordinary income                        (0.01)                  -
   Distributions from return of capital                              (0.11)              (0.18)
                                                          ----------------    ----------------
      Total distributions                                            (0.58)              (0.46)
                                                          ----------------    ----------------

NET ASSET VALUE, END OF PERIOD                            $           9.11    $           8.98
                                                          ================    ================

TOTAL RETURN(1)                                                       7.59%              25.56%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                        $          9,583    $          6,254
   Ratio of expenses to average net assets:
       Before expense reimbursement or recapture                      2.63%               2.99%
       After expense reimbursement or recapture                       2.67%               2.67%
   Ratio of net investment income to average net assets:
       Before expense reimbursement or recapture                      3.34%               4.72%
       After expense reimbursement or recapture                       3.30%               5.04%
   Portfolio turnover                                                 1.25%              12.04%

(1) Calculation does not reflect CDSC charges.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2005

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Spirit of America Real Estate Fund (the "Fund"), a series of the Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share.

The Fund seeks growth of capital and current income by investing in equity Real Estate Investment Trusts and the equity securities of real estate industry companies. The Fund offers two classes of shares (Class A and Class B). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during the fiscal year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. NET ASSET VALUE PER SHARE: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B shares are purchased at the net asset value per share.

E. USE OF ESTIMATES: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Investment transactions for the year ended October 31, 2005, excluding short-term investments, were as follows:

                                                       PROCEEDS
                                PURCHASES             FROM SALES
                           --------------------------------------------
Real Estate Fund               $ 17,454,881          $ 2,037,144

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the year ended October 31, 2005, were as follows:

                              VOLUNTARY EXPENSE
                                  LIMITATION          ADVISORY FEES
                            ---------------------   -----------------
Real Estate Fund Class A             1.97%             $ 1,815,906
Real Estate Fund Class B             2.67%                 119,181

The Fund has adopted distribution plans for Real Estate Fund Class A Shares and Real Estate Fund Class B Shares pursuant to Rule 12b-1 (each a "Plan"). Each Plan permits the Real Estate Fund to pay SSH Securities, Inc. (the "Distributor"), a monthly fee from the assets of the respective class for the Distributor's services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts.

                                      DISTRIBUTION              DISTRIBUTION
                                        FEE RATE                    FEES
                                     --------------           ----------------
Real Estate Fund Class A                  0.30%                  $ 561,598
Real Estate Fund Class B                  1.00%                    122,941

Real Estate Fund Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. Certain redemptions of Real Estate Fund Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Fund's current prospectus. For the year ended October 31, 2005, sales charges and CDSC fees received by the Distributor were as follows:

                                 SALES CHARGES         CONTINGENT DEFERRED
                                RECEIVED BY SSH           SALES CHARGES
                              -------------------    -----------------------
Real Estate Class A             $     2,240,483                    -
Real Estate Class B             $             -               99,597

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. For the year ended October 31, 2005, the Real Estate Fund was allocated $20,141 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received no brokerage commissions for the year ended October 31, 2005.

NOTE 4 - FEDERAL INCOME TAXES

The tax character of distributions paid for the fiscal years ended October 31, 2005 and 2004 was as follows:

2005 TAXABLE DISTRIBUTIONS

                             ORDINARY     NET LONG TERM   TOTAL TAXABLE      RETURN          TOTAL
                              INCOME      CAPITAL GAINS   DISTRIBUTIONS    OF CAPITAL    DISTRIBUTION
Real Estate Fund Class A   $  3,128,824   $   4,913,780   $   8,042,604   $  1,090,633   $  9,133,237
Real Estate Fund Class B        123,707         315,555         439,262         69,170        508,432
                           --------------------------------------------------------------------------
         Totals            $  3,252,531   $   5,229,335   $   8,481,866   $  1,159,803   $  9,641,669
                           ==========================================================================

2004 TAXABLE DISTRIBUTIONS

                             ORDINARY     NET LONG TERM   TOTAL TAXABLE      RETURN          TOTAL
                              INCOME      CAPITAL GAINS   DISTRIBUTIONS    OF CAPITAL    DISTRIBUTION
Real Estate Fund Class A   $  2,677,345   $   3,622,978   $   6,300,323   $  1,778,504   $  8,078,827
Real Estate Fund Class B        124,620         275,657         400,277        135,334        535,611
                           --------------------------------------------------------------------------
         Totals            $  2,801,965   $   3,898,635   $   6,700,600   $  1,913,838   $  8,614,438
                           ==========================================================================

As of October 31, 2005, the components of distributable earnings for the Fund on a tax basis were as follows:

Unrealized appreciation                                $  66,978,325
                                                       -------------
     Total Distributable Earnings                      $  66,978,325
                                                       =============

UNAUDITED

QUALIFIED DIVIDEND INCOME

Through October 31, 2005, 0% of the dividends paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

LONG-TERM CAPITAL GAINS DIVIDEND

The Fund designates $5,229,335 as long-term capital gains dividends pursuant to section 852(b)(3) of the Internal Revenue Code for the fiscal year ended October 31, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SPIRIT OF AMERICA INVESTMENT FUND, INC.
SYOSSET, NEW YORK


We have audited the accompanying statement of assets and liabilities of Spirit of America Real Estate Fund, a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Real Estate Fund as of October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
DECEMBER 2, 2005

                      MANAGEMENT OF THE COMPANY (unaudited)

Information pertaining to the Directors and officers of the Company is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

                                                                                              NUMBER OF
                                       TERM OF                                                PORTFOLIOS
                                       OFFICE(2)                                              IN FUND
                                       AND                                                    COMPLEX
                                       LENGTH                                                 OVERSEEN      OTHER
NAME, ADDRESS AND (AGE)                OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST FIVE   BY            DIRECTORSHIPS
POSITION(S) WITH THE COMPANY(1)        SERVED      YEARS                                      DIRECTOR      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
David Lerner(3) (69)                   Since       President and founder, David Lerner        2             Director of Spirit
477 Jericho Turnpike                   1998        Associates, Inc., a registered                           of America
Syosset, New York 11791                            broker-dealer; President, Spirit of                      Management Corp.,
                                                   America Management Corp., the Company's                  the Company's
Chairman of the Board of Directors                 investment adviser; and Chief Executive                  investment adviser;
                                                   Officer and President of SSH Securities,                 Director of SSH
                                                   Inc., the Company's Distributor.                         Securities, Inc.,
                                                                                                            the Company's
                                                                                                            Distributor;
                                                                                                            Director of David
                                                                                                            Lerner Associates,
                                                                                                            Inc., a registered
                                                                                                            broker dealer.

Daniel Lerner(3) (44)                  Since       Senior Vice President, Investment          2             Director of David
477 Jericho Turnpike                   1998        Counselor with David Lerner Associates,                  Lerner Associates,
Syosset, New York 11791                            Inc., a registered broker-dealer, since                  Inc., a registered
                                                   September 2000.  Previously: Broker                      broker-dealer.
Director                                           with Prudential Securities from
                                                   February 2000 to July 2000; Broker with
                                                   Bear Stearns from January 1999 to May
                                                   1999; Vice President of SSH Securities,
                                                   Inc., the Company's Distributor and
                                                   Senior Vice President.

INDEPENDENT DIRECTORS

Allen Kaufman (69)                     Since       President and Chief Executive Officer      2             Director of K.G.K.
                                       1998        of K.G.K. Agency, Inc., a property and                   Agency, Inc., a
Director                                           casualty insurance agency, since 1963.                   property and
                                                                                                            casualty insurance
                                                                                                            agency.

Stanley S. Thune (69)                  Since       President and Chief Executive Officer,     2             Director of Freight
                                       1998        Freight Management Systems, Inc., a                      Management Systems,
Director                                           third party logistics management                         Inc.
                                                   company, since 1994; private investor.

                                                                                              NUMBER OF
                                       TERM OF                                                PORTFOLIOS
                                       OFFICE(2)                                              IN FUND
                                       AND                                                    COMPLEX
                                       LENGTH                                                 OVERSEEN      OTHER
NAME, ADDRESS AND (AGE)                OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST FIVE   BY            DIRECTORSHIPS
POSITION(S) WITH THE COMPANY(1)        SERVED      YEARS                                      DIRECTOR      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
Richard Weinberger (69)                Since       Of Counsel to Ballon Stoll Bader &         2             None.
                                       2005        Nadler, P.C., a mid-sized law firm,
Director                                           since January 2005; Shareholder, Ballon
                                                   Stoll Bader & Nadler, P.C., January
                                                   2000 to December 2004.

EXECUTIVE OFFICERS

David Lerner
(see biography above)

President

Alan P. Chodosh (51)                   Since       Senior Vice President and Chief            N/A           N/A
477 Jericho Turnpike                   2003        Financial Officer of David Lerner
Syosset, New York 11791                            Associates, Inc. since June 1997

Treasurer

Daniel E. Chafetz (74)                 Since       Chief Compliance Officer of David          N/A           N/A
477 Jericho Turnpike                   2004        Lerner Associates, Inc. since March
Syosset, New York 11791                            1993; Chief Compliance Officer of SSH
                                                   Securities, Inc. and Spirit of America
Chief Compliance Officer                           Management Corp. since their inception,
                                                   May 1997.

(1) If necessary, each Director may be contacted by writing to the Company, c/o Spirit of America Investment Fund, Inc., 477 Jericho Turnpike, P.O. Box 9006, Syosset, New York 11791-9006.

(2) Each Director serves for an indefinite term, until his successor is elected.

(3) David Lerner is an "interested" Director, as defined in the 1940 Act, by reason of his position with the Adviser and Daniel Lerner is an "interested" Director by reason of his position with the Distributor. Daniel Lerner is the son of David Lerner.

                            PROXY VOTING INFORMATION

The Fund's Statement of Additional Information ("SAI") containing a description of the policies and procedures that the Spirit of America Real Estate Fund uses to determine how to vote proxies relating to portfolio securities, along wiht the Fund's proxy voting record relating to portfolio securities held during the
   12-month period ended June 30, 2005, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange
                   Commission's website at http://www.sec.gov


                             INFORMATION ON FORM N-Q

    Beginning on Fiscal quarter ended July 31, 2004, the Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each Fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference
  Room in Washington, DC. Information on the operation of the Public Reference
                 Room may be obtained by calling 1-800-SEC-0330.


                      (C) Copyright 2006 Spirit of America

[SPIRIT OF AMERICA LOGO]

INVESTMENT ADVISOR

     Spirit of America Management, Inc.
     P.O. Box 9006
     Syosset, NY 11791-9006

DISTRIBUTOR

     SSH Securities, Inc.
     P.O. Box 9006
     Syosset, NY 11791-9006

SHAREHOLDER SERVICES

     PFPC Inc.
     760 Moore Road
     King of Prussia, PA 19406

CUSTODIAN

     PFPC Trust Company
     8800 Tinicum Boulevard, 3rd Floor
     Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Tait Weller & Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, PA 19103


FOR ADDITIONAL INFORMATION ABOUT THE SPIRIT OF AMERICA REAL ESTATE FUND, CALL
(800) 452-4892 OR (610) 382-7819. THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUND'S OBJECTIVES, POLICIES, EXPENSES, AND OTHER INFORMATION.


(C)Copyright 2006 Spirit of America                                    SOAR-AR05

[GRAPHIC]

[SPIRIT OF AMERICA LOGO]

ANNUAL REPORT
2005

SPIRIT OF AMERICA
VALUE FUND

Message To Our Shareholders                              1

Management Discussion                                    2

Summary of Portfolio Holdings                            3

Illustration of Investments                              4

Expense Analysis                                         5

Schedule of Investments                                6-7

Statement of Assets and Liabilities                      8

Statement of Operations                                  9

Statement of Changes in Net Assets                      10

Financial Highlights                                    11

Notes to Financial Statements                        12-14

Report of Independent Certified Public Accountants      15

Management of the Company                               16

[PHOTO]

                           Message to our Shareholders

                                                                   December 2005

Dear Shareholder,

We are very pleased to send you a copy of the annual report for the Spirit of America Value Fund

Our investment philosophy is to seek out investments in mid-to-large cap companies, which we believe to be undervalued. Our analysis looks for major long-term trends and then focuses on businesses that should benefit. These are generally major companies, with a strong, competitive advantage, focused management teams and the capacity to earn high returns on invested capital.

Our objective is long-term appreciation in value and capital preservation. There may be short-term valuation swings, but we remain focused on steady longer-term results.

Smaller cap stocks may show greater results during a specified period. However, we believe that large cap stocks should show significant value increases, as well as stability, over the coming year.

Any investment in securities is subject to risk and may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. An investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

We look forward to your continued investment in the Value Fund.

     Sincerely,


     David Lerner, President                  Ronald W. Weiss, Portfolio Manager


Prospective investors should consider the investment objectives, risks and charges and expenses of the fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The fund's prospectus contains this and other information about the fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

SPIRIT OF AMERICA VALUE FUND - MANAGEMENT DISCUSSION - OCTOBER 31, 2005

     A comparison of the Value Fund (SOAVX) with its benchmark, the S&P 500 Index, for the quarter 8/1/05 to 10/31/05, shows that the S&P 500 returned -1.77% versus the SOAVX -6.18% return (adjusted for the maximum sales load). For the year ended October 31, 2005, the Value Fund returned 3.35% (sales load adjusted) versus 8.71% for the S&P 500 Index. SOAVX's return for the quarter and fiscal year ended October 31, 2005, unadjusted for sales load, was -1.02% and 9.07% respectively, versus the S & P 500 Index's -1.77% and 8.71%.

The Fund's investments in mega-cap stocks has worked against it in 2005, as did its lower-than-average stakes in the year's two best performing sectors: utilities and energy. Our returns were also weighed down because of its positioning in the pharmaceutical sector. We have begun to re-allocate to other areas within the Healthcare sector which have a more positive outlook such as biotech, managed care and medical equipment. In addition, we took advantage of the weakness in the markets during September and October to add to our positions in the oil services industry. Going forward, we believe this area of the Energy sector should continue to outperform.

Spirit of America Value Fund
Summary of Portfolio Holdings (unaudited)
 October 31, 2005

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

SECTOR DIVERSIFICATION (% OF MARKET VALUE)

Apartments (REITS)                                   0.95%   $       376,320
Banks                                               10.89%         4,291,535
Communications                                       9.73%         3,838,640
Computer Industry                                   10.41%         4,105,316
Consumer Products                                    9.14%         3,603,895
Diversified Financial Services                       8.46%         3,333,017
Energy                                               6.89%         2,716,694
Food & Beverage                                      3.55%         1,397,761
Healthcare (REITS)                                   0.58%           228,231
Hotels                                               0.93%           365,395
Industrial (REITS)                                   0.71%           280,347
Insurance                                            5.00%         1,969,790
Manufacturer                                         4.40%         1,732,604
Net Lease (REITS)                                    0.62%           246,114
Office Space (REITS)                                 0.64%           251,635
Pharmaceuticals                                     17.03%         6,714,521
Regional Malls (REITS)                               0.43%           169,978
Retail                                               7.35%         2,895,656
Shopping Centers (REITS)                             2.29%           902,869
                                              ------------------------------
     Total Investments                             100.00%   $    39,420,318
                                              ==============================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA VALUE FUND
ILLUSTRATION OF $10,000 INVESTMENT
(UNAUDITED)

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Value Fund with the performance of the Russell 1000 Value Index and the S&P 500 Index. The values and returns for Spirit of America Value Fund include reinvested dividends and the impact of the maximum sales charges of 5.25% placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[CHART]

                 SPIRIT OF
                 AMERICA VALUE     RUSSELL 1000
                 FUND*             VALUE INDEX       S&P 500 INDEX**
                 ---------------------------------------------------
 8/1/2002                9,475           10,000               10,000
10/31/2002               9,128            9,816               10,012
 04/30/03                9,249           10,194               10,365
 10/31/03               10,631           11,749               11,877
 04/30/04               11,321           12,556               12,517
 10/31/04               11,321           13,242               12,776
 04/30/05               11,847           13,960               13,077
 10/31/05               12,347           14,458               13,644

Average Annual Total Returns
Periods Ended October 31, 2005

1 Year            3.35%
Since Inception   6.70%*

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

*Fund commenced operations August 1, 2002.
**The Board of Trustees has approved a change in the benchmark for the Spirit of America Value Fund from the Russell 1000 Value Index to the S&P 500 Index.

     The Russell 1000 Value Index and the S&P 500 Index are unmanaged indices. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

SPIRIT OF AMERICA VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD (MAY 1, 2005 TO OCTOBER 31, 2005)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

                                                                                               EXPENSES
                                   BEGINNING ACCOUNT     ENDING ACCOUNT    EXPENSE RATIO     PAID DURING
SPIRIT OF AMERICA VALUE FUND         VALUE 05/01/05      VALUE 10/31/05         (1)           PERIOD (2)
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Value Fund                           $    1,000.00         $  1,042.00              1.97%     $   10.14

HYPOTHETICAL 5% RETURN
Value Fund                           $    1,000.00         $  1,015.00              1.97%     $   10.01

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1) Annualized, based on the Portfolio's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                          SPIRIT OF AMERICA VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2005

                                                           SHARES        MARKET VALUE
                                                           ------       --------------
COMMON STOCKS - 97.70%
APARTMENTS (REITS) - 0.93%
Apartment Investment & Management Company                     9,800     $      376,320
                                                                        --------------
BANKS - 10.64%
Bank of America Corporation                                  22,818            998,059
JPMorgan Chase & Co.                                         37,664          1,379,256
U.S. Bancorp                                                 35,000          1,035,300
Wells Fargo & Company                                        14,600            878,920
                                                                        --------------
                                                                             4,291,535
                                                                        --------------
COMMUNICATIONS - 9.52%
Motorola, Inc.                                               67,000          1,484,720
Nokia Oyj - ADR                                              80,000          1,345,600
Verizon Communications Inc.                                  32,000          1,008,320
                                                                        --------------
                                                                             3,838,640
                                                                        --------------
COMPUTER INDUSTRY - 10.18%
EMC Corporation*                                              7,500            104,700
Hewlett-Packard Company                                      72,400          2,030,096
International Business Machines Corporation                   9,000            736,920
Microsoft Corporation                                        48,000          1,233,600
                                                                        --------------
                                                                             4,105,316
                                                                        --------------
CONSUMER PRODUCTS - 8.93%
Altria Group, Inc.                                           25,000          1,876,250
Colgate-Palmolive Company                                     7,600            402,496
Johnson & Johnson                                             7,800            488,436
Maytag Corporation                                           22,100            380,562
The Procter & Gamble Company                                  8,147            456,151
                                                                        --------------
                                                                             3,603,895
                                                                        --------------
DIVERSIFIED FINANCIAL SERVICES - 8.26%
American Express Company                                     25,800          1,284,066
Capital One Financial Corporation                            12,000            916,200
MBNA Corporation                                             44,300          1,132,751
                                                                        --------------
                                                                             3,333,017
                                                                        --------------
ENERGY - 6.73%
American Electric Power Company, Inc.                        11,300            428,948
BP plc - ADR                                                  6,500            431,600
Consolidated Edison, Inc.                                    13,700            623,350
Duke Energy Corporation                                       9,800            259,504
Kerr-McGee Corporation                                        2,400            204,096
Noble Corporation                                             8,000            515,040
Schlumberger Limited                                          2,800            254,156
                                                                        --------------
                                                                             2,716,694
                                                                        --------------
FOOD & BEVERAGE - 3.46%
The Coca-Cola Company                                         9,900            423,522
General Mills, Inc.                                           6,100            294,386
Kraft Foods Inc.                                              1,300             36,790
The Kroger Co.*                                               8,800            175,120
PepsiCo, Inc.                                                 3,600            212,688
Sara Lee Corporation                                         14,300            255,255
                                                                        --------------
                                                                             1,397,761
                                                                        --------------
HEALTHCARE (REITS) - 0.57%
National Health Investors, Inc.                               4,700            126,195
Nationwide Health Properties, Inc.                            4,400            102,036
                                                                        --------------
                                                                               228,231
                                                                        --------------
HOTELS - 0.91%
Four Seasons Hotels Inc.                                      3,000            160,890
Starwood Hotels & Resorts Worldwide, Inc.                     3,500            204,505
                                                                        --------------
                                                                               365,395
                                                                        --------------
INDUSTRIAL (REITS) - 0.69%
First Industrial Realty Trust, Inc.                           6,900            280,347
                                                                        --------------

                                                           SHARES        MARKET VALUE
                                                           ------       --------------
INSURANCE - 4.88%
CIGNA Corporation                                            17,000          1,969,790
                                                                        --------------
MANUFACTURER - 4.29%
General Electric Company                                     16,000            542,560
3M Co.                                                       10,800            820,584
Tyco International Ltd.                                      14,000            369,460
                                                                        --------------
                                                                             1,732,604
                                                                        --------------
NET LEASE (REITS) - 0.61%
Lexington Corporate Properties Trust                         11,300            246,114
                                                                        --------------
OFFICE SPACE (REITS) - 0.62%
Mack-Cali Realty Corporation                                  5,900            251,635
                                                                        --------------
PHARMACEUTICALS - 16.64%
Abbott Laboratories                                          20,000            861,000
Amgen Inc.*                                                   6,600            500,016
Bristol-Myers Squibb Company                                 42,500            899,725
Eli Lilly and Company                                         8,400            418,236
Medco Health Solutions, Inc. *                               21,192          1,197,348
Pfizer Inc.                                                  33,800            734,812
Schering-Plough Corporation                                  16,000            325,440
Wyeth                                                        39,900          1,777,944
                                                                        --------------
                                                                             6,714,521
                                                                        --------------
REGIONAL MALLS (REITS) - 0.42%
Glimcher Realty Trust                                         7,400            169,978
                                                                        --------------
RETAIL - 7.18%
Target Corporation                                           17,100            952,299
The TJX Companies, Inc.                                      27,100            583,463
Walgreen Co.                                                 16,500            749,595
Wal-Mart Stores, Inc.                                        12,900            610,299
                                                                        --------------
                                                                             2,895,656
                                                                        --------------
SHOPPING CENTERS (REITS) - 2.24%
Commercial Net Lease Realty                                  12,400            240,312
Federal Realty Investment Trust                               5,000            303,250
New Plan Excel Realty Trust                                   9,900            227,601
Ramco-Gershenson Properties Trust                             2,500             69,350
Realty Income Corporation                                     2,800             62,356
                                                                        --------------
                                                                               902,869
                                                                        --------------
TOTAL INVESTMENTS - 97.70%
(Cost $34,094,543**)                                                        39,420,318

CASH AND OTHER ASSETS NET OF LIABILITIES - 2.30%                               926,976
                                                                        --------------

NET ASSETS - 100.00%                                                    $   40,347,294
                                                                        ==============

ADR - American Depository Receipt
 *Non-income producing security
**Cost for Federal income tax purposes is $34,094,543, and net unrealized appreciation consists of:

                      Gross unrealized appreciation                     $    6,920,928
                      Gross unrealized depreciation                         (1,595,153)
                                                                        --------------
                        Net unrealized appreciation                     $    5,325,775
                                                                        ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2005

ASSETS
  Investments in securities at value (cost $34,094,543) (Note 1)            $   39,420,318
  Cash                                                                             900,837
  Receivables:
    Capital stock sold                                                              60,019
    Dividends and interest                                                          54,173
    Investments sold                                                               455,115
  Prepaid assets                                                                     6,610
                                                                            --------------
              TOTAL ASSETS                                                      40,897,072
                                                                            --------------

LIABILITIES
  Payables:
    Capital stock redeemed                                                          55,896
    Investments purchased                                                          410,144
  Advisory fees                                                                     32,013
  Distribution expense (Note 3)                                                     10,178
  Other accrued expenses                                                            41,547
                                                                            --------------
              TOTAL LIABILITIES                                                    549,778
                                                                            --------------

NET ASSETS
    Net assets applicable to 3,179,969 outstanding $0.001
      par value shares (500,000,000 authorized shares)                      $   40,347,294
                                                                            ==============
    Net asset value and redemption price per share
      ($40,347,294 DIVIDED BY 3,179,969 shares)                             $        12.69
                                                                            ==============
    Offering price per share ($12.69 DIVIDED BY 0.9475)                     $        13.39
                                                                            ==============

SOURCE OF NET ASSETS
  At October 31, 2005, net assets consisted of:
  Paid-in capital                                                           $   34,676,664
  Accumulated realized gain on investments                                         344,855
  Net unrealized appreciation on investments                                     5,325,775
                                                                            --------------
      NET ASSETS                                                            $   40,347,294
                                                                            ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of  $5,383)                      $    1,064,260
  Interest                                                                          11,408
                                                                            --------------
        TOTAL INVESTMENT INCOME                                                  1,075,668
                                                                            --------------

EXPENSES
  Investment advisory fees (Note 3)                                                390,228
  Transfer agent fees                                                              103,000
  Administration fees                                                               60,345
  Distribution fees  (Note 3)                                                      120,689
  Accounting fees                                                                   47,791
  Registration fees                                                                 11,633
  Legal fees                                                                         6,715
  Custodian fees                                                                     9,000
  Printing expense                                                                   8,352
  Auditing fees                                                                     11,000
  Directors' fees                                                                    3,501
  Insurance expense                                                                 13,420
  Chief Compliance Officer salary                                                    3,859
  Other Professional fees                                                              574
                                                                            --------------
        TOTAL EXPENSES                                                             790,107
        Recoupment of waived and reimbursed expenses (Note 3)                        2,418
                                                                            --------------
        NET EXPENSES                                                               792,525
                                                                            --------------
        NET INVESTMENT INCOME                                                      283,143
                                                                            --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions                                     429,451
  Net change in unrealized appreciation of investments                           2,558,957
                                                                            --------------
      Net realized and unrealized gain on investments                            2,988,408
                                                                            --------------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $    3,271,551
                                                                            ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                         OCTOBER 31, 2005   OCTOBER 31, 2004
                                                                         ----------------   ----------------
OPERATIONS
   Net investment income                                                 $        283,143   $        104,346
   Net realized gain from security transactions                                   429,451             28,658
   Net change in unrealized appreciation of investments                         2,558,957          1,102,725
                                                                         ----------------   ----------------
       Net increase in net assets                                               3,271,551          1,235,729
                                                                         ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income:                                      (283,143)          (104,346)
  Distributions from realized gains:                                              (84,596)           (28,658)
  Return of capital:                                                                    -            (46,300)
                                                                         ----------------   ----------------
  Total distributions to shareholders                                            (367,739)          (179,304)
                                                                         ----------------   ----------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
  Shares sold:                                                                 10,179,621         22,212,687
  Shares issued as reinvestment of distributions:                                 346,025            167,342
  Shares redeemed:                                                             (8,908,650)        (4,888,839)
                                                                         ----------------   ----------------
  Increase in net assets derived from capital share transactions (a)            1,616,996         17,491,190
                                                                         ----------------   ----------------
       Total increase in net assets                                             4,520,808         18,547,615
                                                                         ----------------   ----------------

NET ASSETS
  Beginning of period                                                          35,826,486         17,278,871
                                                                         ----------------   ----------------
  End of period                                                          $     40,347,294   $     35,826,486
                                                                         ================   ================

  (a) Transactions in capital stock were:
  Shares sold:                                                                    812,597          1,898,862
  Shares issued as reinvestment of dividends:                                      27,410             14,191
  Shares redeemed:                                                               (712,615)          (418,099)
                                                                         ----------------   ----------------
  Increase in shares outstanding                                                  127,392          1,494,954
                                                                         ================   ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                    FOR THE              FOR THE              FOR THE             FOR THE
                                                  YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
                                               OCTOBER 31, 2005     OCTOBER 31, 2004     OCTOBER 31, 2003     OCTOBER 31, 2002*
                                               ----------------     ----------------     ----------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD           $          11.74     $          11.09     $           9.63     $           10.00
                                               ----------------     ----------------     ----------------     -----------------
Income from Investment Operations:
  Net investment income                                    0.09                 0.04                 0.07                  0.01
  Net realized and unrealized gain/(loss)
   on investments                                          0.98                 0.68                 1.51                 (0.38)
                                               ----------------     ----------------     ----------------     -----------------
       Total from investment operations                    1.07                 0.72                 1.58                 (0.37)
                                               ----------------     ----------------     ----------------     -----------------

Less Distributions:
  Distributions from net investment income                (0.09)               (0.04)               (0.08)                    -
  Distributions from capital gains                        (0.03)               (0.01)                   -                     -
  Distributions from return of captial                        -                (0.02)               (0.04)                    -
                                               ----------------     ----------------     ----------------     -----------------
    Total distributions                                   (0.12)               (0.07)               (0.12)                    -
                                               ----------------     ----------------     ----------------     -----------------

NET ASSET VALUE, END OF PERIOD                 $          12.69     $          11.74     $          11.09     $            9.63
                                               ================     ================     ================     =================

TOTAL RETURN(2)                                            9.07%                6.48%               16.47%                (3.70)%(1)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000)              $         40,347     $         35,826     $         17,279     $           2,427
  Ratio of expenses to average net assets:
     Before expense
     reimbursement or recapture                            1.96%                2.03%                2.65%                 7.38%(3)
     After expense
     reimbursement or recapture                            1.97%                1.97%                1.97%                 1.97%(3)
  Ratio of net investment income (loss) to
   average net assets:
     Before expense
     reimbursement or recapture                            0.71%                0.35%                0.12%                (4.75)%(3)
     After expense
     reimbursement or recapture                            0.70%                0.41%                0.80%                 0.66%(3)
  Portfolio turnover                                      15.37%                   -%                   -%                21.59%(1)

*    The Fund commenced investment operations on August 1, 2002.
(1)  Calculation is not annualized.
(2)  Calculation does not reflect sales load.
(3)  Calculation is annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2005

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Spirit of America Value Fund (the "Fund"), a series of Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The authorized capital stock of the Fund is 500 million (500,000,000) shares, par value of $0.001 per share. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the value segment of the market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States for America for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this fiscal year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Investment transactions for the fiscal year ended October 31, 2005, excluding short-term investments, were as follows:

                                              PROCEEDS
                    PURCHASES                FROM SALES
                  ------------              ------------
                  $  6,906,210              $  6,058,248

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the fiscal year ended October 31, 2005, were as follows:

       INVESTMENT ADVISORY          VOLUNTARY EXPENSE
             FEE RATE                   LIMITATION           ADVISOR FEES
      ---------------------        -------------------      --------------
              0.97%                       1.97%               $  390,228

Any waiver or reimbursement by the Advisor is subject to recovery from the fund within the following three years, to the extent such recovery would not cause total expenses to exceed the current expense limitation. During the year ended October 31, 2005, the Advisor recaptured $2,418 of reimbursed expenses and $14,919 of reimbursed expenses was deemed unrecoverable.

                       ON OCTOBER 31, 2005, THE BALANCE OF
                      RECAPTURABLE EXPENSES WAS AS FOLLOWS.
                     ---------------------------------------
                         Expires 2006           $     60,199
                         Expires 2007                 19,534
                                                ------------
                             Total              $     79,733
                                                ============

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan). The Plan permits the Fund to pay SSH Securities, Inc. (the "Distributor") a monthly fee from the assets of the Fund for the Distributor's services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts.

                  DISTRIBUTION          DISTRIBUTION
                    FEE RATE                FEES
                  ------------          ------------
                      0.30%              $  120,689

The Fund's shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. For the fiscal year ended October 31, 2005, sales charges received by the Distributor were as follows:

                             SALES CHARGES
                            RECEIVED BY SSH
                            ---------------
                               $ 583,692

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. For the year ended October 31, 2005, the Real Estate Fund was allocated $3,859 of the Chief Compliance Officer fee. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received no brokerage commissions for the year ended October 31, 2005.

NOTE 4 - FEDERAL INCOME TAXES

The tax character of distributions paid for the fiscal years ended October 31, 2004 & 2005 were as follows:

2005 Taxable Distributions

                                                              RETURN
    ORDINARY           NET LONG TERM       TOTAL TAXABLE        OF             TOTAL
     INCOME            CAPITAL GAINS        DISTRIBUTION      CAPITAL      DISTRIBUTIONS
     ------            -------------        ------------      -------      -------------
   $ 298,343             $ 69,396             $ 367,739        $   -         $ 367,739

2004 Taxable Distributions

                                                              RETURN
    ORDINARY           NET LONG TERM       TOTAL TAXABLE        OF             TOTAL
     INCOME            CAPITAL GAINS        DISTRIBUTION      CAPITAL      DISTRIBUTIONS
     ------            -------------        ------------      -------      -------------
   $ 104,346             $ 28,658             $ 133,004      $ 46,300        $ 179,304

As of October 31, 2005, the components of distributable earnings for the Fund on a tax basis were as follows:

Accumulated net realized gain on investments               $   344,855
Unrealized appreciation                                      5,325,775
                                                           -----------
  Total Distributable Earnings                             $ 5,670,630
                                                           ===========

UNAUDITED

QUALIFIED DIVIDEND INCOME
Through October 31, 2005, 1000% of the dividends paid by the Fund from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

LONG-TERM CAPITAL GAINS DIVIDEND
The Fund designates $69,396 as long-term capital gains dividends pursuant to section 852(b)(3) of the Internal Revenue Code for the fiscal year ended October 31, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SPIRIT OF AMERICA INVESTMENT FUND, INC.
SYOSSET, NEW YORK

We have audited the accompanying statement of assets and liabilities of Spirit of America Value Fund, a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Value Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.


                                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
DECEMBER 2, 2005

                      MANAGEMENT OF THE COMPANY (unaudited)

Information pertaining to the Directors and officers of the Company is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

                                                                                           NUMBER OF
                                      TERM OF                                              PORTFOLIOS
                                      OFFICE(2)                                            IN FUND
                                      AND                                                  COMPLEX
                                      LENGTH                                               OVERSEEN     OTHER
NAME, ADDRESS AND (AGE)               OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST FIVE  BY           DIRECTORSHIPS
POSITION(S) WITH THE COMPANY(1)       SERVED     YEARS                                     DIRECTOR     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
David Lerner(3) (69)                  Since      President and founder, David Lerner       2            Director of Spirit of
477 Jericho Turnpike                  1998       Associates, Inc., a registered                         America Management Corp.,
Syosset, New York 11791                          broker-dealer; President, Spirit of                    the Company's investment
                                                 America Management Corp., the Company's                adviser; Director of SSH
Chairman of the Board of Directors               investment adviser; and Chief Executive                Securities, Inc., the
                                                 Officer and President of SSH                           Company's Distributor;
                                                 Securities, Inc., the Company's                        Director of David Lerner
                                                 Distributor.                                           Associates, Inc., a
                                                                                                        registered broker dealer.

Daniel Lerner(3) (44)                 Since      Senior Vice President, Investment         2            Director of David Lerner
477 Jericho Turnpike                  1998       Counselor with David Lerner Associates,                Associates, Inc., a
Syosset, New York 11791                          Inc., a registered broker-dealer, since                registered broker-dealer.
                                                 September 2000.  Previously: Broker
Director                                         with Prudential Securities from
                                                 February 2000 to July 2000; Broker with
                                                 Bear Stearns from January 1999 to May
                                                 1999; Vice President of SSH Securities,
                                                 Inc., the Company's Distributor and
                                                 Senior Vice President.

INDEPENDENT DIRECTORS

Allen Kaufman (69)                    Since      President and Chief Executive Officer     2            Director of K.G.K. Agency,
                                      1998       of K.G.K. Agency, Inc., a property and                 Inc., a property and
Director                                         casualty insurance agency, since 1963.                 casualty insurance agency.

Stanley S. Thune (69)                 Since      President and Chief Executive Officer,    2            Director of Freight
                                      1998       Freight Management Systems, Inc., a                    Management Systems, Inc.
Director                                         third party logistics management
                                                 company, since 1994; private investor.

                                                                                           NUMBER OF
                                      TERM OF                                              PORTFOLIOS
                                      OFFICE(2)                                            IN FUND
                                      AND                                                  COMPLEX
                                      LENGTH                                               OVERSEEN     OTHER
NAME, ADDRESS AND (AGE)               OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST FIVE  BY           DIRECTORSHIPS
POSITION(S) WITH THE COMPANY(1)       SERVED     YEARS                                     DIRECTOR     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Richard Weinberger (69)               Since      Of Counsel to Ballon Stoll Bader &        2            None.
                                      2005       Nadler, P.C., a mid-sized law firm,
Director                                         since January 2005; Shareholder, Ballon
                                                 Stoll Bader & Nadler, P.C., January
                                                 2000 to December 2004.

EXECUTIVE OFFICERS

David Lerner
(see biography above)

President

Alan P. Chodosh (51)                  Since      Senior Vice President and Chief           N/A          N/A
477 Jericho Turnpike                  2003       Financial Officer of David Lerner
Syosset, New York 11791                          Associates, Inc. since June 1997

Treasurer

Daniel E. Chafetz (74)                Since      Chief Compliance Officer of David         N/A          N/A
477 Jericho Turnpike                  2004       Lerner Associates, Inc. since March
Syosset, New York 11791                          1993; Chief Compliance Officer of SSH
                                                 Securities, Inc. and Spirit of America
Chief Compliance Officer                         Management Corp. since their inception,
                                                 May 1997.

(1) If necessary, each Director may be contacted by writing to the Company, c/o Spirit of America Investment Fund, Inc., 477 Jericho Turnpike, P.O. Box 9006, Syosset, New York 11791-9006.

(2) Each Director serves for an indefinite term, until his successor is elected.

(3) David Lerner is an "interested" Director, as defined in the 1940 Act, by reason of his position with the Adviser and Daniel Lerner is an "interested" Director by reason of his position with the Distributor. Daniel Lerner is the son of David Lerner.

                            PROXY VOTING INFORMATION

The Fund's Statement of Additional Information ("SAI") containing a description of the policies and procedures that the Spirit of America Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the
   Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange
                   Commission's website at http://www.sec.gov


                             INFORMATION ON FORM N-Q

    Beginning on Fiscal quarter ended July 31, 2004, the Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each Fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference
  Room in Washington, DC. Information on the operation of the Public Reference
                 Room may be obtained by calling 1-800-SEC-0330.


                      (C) Copyright 2006 Spirit of America

[SPIRIT OF AMERICA LOGO]

INVESTMENT ADVISOR

        Spirit of America Management, Inc.
        P.O. Box 9006
        Syosset, NY 11791-9006

DISTRIBUTOR

        SSH Securities, Inc.
        P.O. Box 9006
        Syosset, NY 11791-9006

SHAREHOLDER SERVICES

        PFPC Inc.
        760 Moore Road
        King of Prussia, PA 19406

CUSTODIAN

        PFPC Trust Company
        8800 Tinicum Boulevard, 3rd Floor
        Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

        Tait Weller & Baker LLP
        1818 Market Street, Suite 2400
        Philadelphia, PA 19103


FOR ADDITIONAL INFORMATION ABOUT THE SPIRIT OF AMERICA VALUE FUND, CALL (800) 452-4892 OR (610) 382-7819. THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUND'S OBJECTIVES, POLICIES, EXPENSES, AND OTHER INFORMATION.


(C) Copyright 2006 Spirit of America                                   SOAV-AR05

ITEM 2. CODE OF ETHICS.

  (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

  (b) Not applicable.

  (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

  (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

  (e) Not applicable.

  (f) The registrant's code of ethics is incorporated by reference to Exhibit
      (a)(1) to the registrant's form N-CSR filed with the Securities and Exchange Commission on January 7, 2005 (Accession No.
      0001047469-05-000347).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Directors has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

  (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $27,200 in 2005 and $25,200 in 2004.

AUDIT-RELATED FEES

  (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.00 in 2005 and $0.00 in 2004.

TAX FEES

  (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.00 in 2005 and $0.00 in 2004.

ALL OTHER FEES

  (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.00 in 2005 and $0.00 in 2004.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      PRE-APPROVAL OF AUDIT AND PERMITTED NON-AUDIT SERVICES PROVIDED TO THE COMPANY

      PRE-APPROVAL REQUIREMENTS. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

      DE MINIMIS EXCEPTION TO PRE-APPROVAL: Pre-approval for a permitted non-audit service shall not be required if:

         a. the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

         b. such services were not recognized by the Company at the time of the engagement to be non-audit services; and

         c. such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

      Additionally, the Committee shall pre-approve the Auditor's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

             (b)  N/A

             (c)  N/A

             (d)  N/A

  (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

  (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $__0________.

  (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
         Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Spirit of America Investment Fund, Inc.
            ----------------------------------------------------------------

By (Signature and Title)*   /s/ David Lerner
                         ---------------------------------------------------
                            David Lerner, Principal Executive Officer
                            (principal executive officer)

Date  January 6, 2006
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ David Lerner
                         ---------------------------------------------------
                            David Lerner, Principal Executive Officer
                            (principal executive officer)

Date         January 6, 2006
    ------------------------------------------------------------------------


By (Signature and Title)*   /s/ Alan Chodosh
                         ---------------------------------------------------
                            Alan Chodosh, Principal Financial Officer
                            (principal financial officer)

Date         January 6, 2006
    ------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.